UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 110,645	$ 137,882
Restricted cash	11,431	12,892
Accounts receivable, net	67,077	60,290
Due from affiliate companies	28,569	19,710
Inventories	14,432	27,746
Prepaid expenses and other current assets	32,964	40,190
Total current assets	265,118	298,710
Vessels, port terminals and other fixed assets, net	1,862,408	1,898,455
Loan receivable from affiliate companies	51,823	46,089
Investments in affiliates	72,512	91,111
Other long-term assets	65,087	48,858
Operating lease assets	335,847	0
Intangible assets other than goodwill	125,050	138,937
Goodwill	160,336	160,336
Total non-current assets	2,673,063	2,383,786
Total assets	2,938,181	2,682,496
Current liabilities
Accounts payable	88,411	78,947
Accrued expenses and other liabilities	109,213	123,652
Deferred income and cash received in advance	12,106	11,753
Operating lease liabilities, current portion	92,488	0
Due to affiliate companies	9,950	37,063
Current portion of long-term debt, net	81,203	69,051
Total current liabilities	393,371	320,466
Senior and ship mortgage notes, net	1,237,470	1,272,108
Long-term debt, net of current portion	472,132	474,848
Other long-term liabilities and deferred income	9,619	19,063
Operating lease liabilities, net of current portion	256,073	0
Long-term payable to affiliate companies	96,750	67,154
Deferred tax liability	7,734	7,177
Total non-current liabilities	2,079,778	1,840,350
Total liabilities	2,473,149	2,160,816
Commitments and contingencies
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 25,222 and 46,302 issued and outstanding as of June 30, 2019 and December 31, 2018, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 13,133,806 and 12,843,414 issued and outstanding as of June 30, 2019 and December 31, 2018, respectively.	1	1
Additional paid-in capital	640,573	686,671
Accumulated deficit	(447,541)	(434,739)
Total Navios Holdings stockholders' equity	193,033	251,933
Noncontrolling interest	271,999	269,747
Total stockholders' equity	465,032	521,680
Total liabilities and stockholders' equity	$ 2,938,181	$ 2,682,496